Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 101,851	€ 101,641
Cash outflows	(16,311)	(12,970)
Cash inflows	12,227	7,530
Other changes	14,468	5,650
Ending balance	112,235	101,851
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	16,426	18,412
Cash outflows	(4,788)	(2,675)
Cash inflows	5,873	875
Other changes	(72)	(186)
Ending balance	17,439	16,426
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	53,593	57,367
Cash outflows	(10,090)	(9,907)
Other changes	13,635	6,133
Ending balance	57,138	53,593
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,701	22,196
Cash inflows	6,210	6,518
Other changes	13	(13)
Ending balance	34,924	28,701
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,111	1,974
Cash outflows	(888)
Cash inflows		137
Ending balance	1,223	2,111
Non-controlling interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,020	1,692
Cash outflows	(545)	(388)
Cash inflows	144
Other changes	892	(284)
Ending balance	€ 1,511	€ 1,020